Inventory	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventory

Note 12	Inventory

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Wireless devices and accessories	202	179	179
Merchandise and other	230	201	224
Total inventory	432	380	403

The total amount of inventory subsequently recognized as an expense in cost of revenues was $2,980 million and $2,689 million for 2018 and 2017, respectively.